REVENUE, SEGMENT INFORMATION (Details Narrative) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($)
Segment Reporting [Abstract]
Reportable segments | Integer	1
Remaining performance obligation | $	$ 5.8	$ 4.0